Statements of Comprehensive Loss - CAD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Expenses
Consulting fees (note 10)	$ 26,206	$ 0	$ 0
Employee benefits (note 10)	65,482	0	0
Finance and interest (notes,7,8 and 9)	34,539	36,109	40,598
Legal, accounting and audit	33,064	19,566	21,488
Office, rent and miscellaneous (note 7)	25,761	26,013	38,311
Regulatory and transfer fees	23,941	20,503	24,298
Gain on debt settlement (note 6 and 10)	0	(53,371)	0
Shareholder communications	0	0	341
Total Expenses	208,993	48,820	125,036
Net and Comprehensive Loss for the Year	$ (208,993)	$ (48,820)	$ (125,036)
Basic Loss per Common Share	$ (0.01)	$ (0.00)	$ (0.03)
Diluted Loss per Common Share	$ (0.01)	$ (0.00)	$ (0.03)
Weighted Average Number of Common Shares Outstanding - Basic	13,965,536	10,403,481	4,807,317
Weighted Average Number of Common Shares Outstanding - Diluted	13,965,536	10,403,481	4,807,317